3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2017
Summary Of Significant Accounting Policies
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

3.1.	Consolidation: includes the BRF’s individual financial statements and the financial statements from subsidiaries where BRF has direct or indirect control. All transactions and balances between BRF and its subsidiaries have been eliminated upon consolidation, as well as the unrealized profits or losses arising from transactions between the Company and its subsidiaries. Non-controlling interest is presented separately.

3.2.	Functional currency and foreign currency transactions: the financial statements of each subsidiary included in consolidation are prepared using the currency of the main economic environment where it operates.

The financial statements of foreign subsidiaries are translated into Brazilian Reais in accordance with their functional currency using the following criteria:

Foreign subsidiaries with functional currency – Argentine Peso, Bath, Chilean Peso, Dirham, Euro, Forint Hungary, Hong Kong Dollar, Kwait Dinar, Oman Riyal, Pound Sterling, Rande Africa, Renminbi Yuan China, Ringgit Malaysia, Riyal Saudi Arabia, Riyal Qatar, Romanian Leu, Ruble Russia, Singapore Dollar, Turkish Lira, Uruguayan Peso, U.S. Dollar, Vietnamere Dong, Won South Korea and Yen.

·	Assets and liabilities are translated at the exchange rate in effect at year-end;

·	Statement of income accounts are translated based on the monthly average rate; and

·	The cumulative effects of gains or losses upon translation are recognized as Accumulated Foreign Currency Translation Adjustments component of other comprehensive income.

Foreign subsidiaries with functional currency – Brazilian Reais

·	Non-monetary assets and liabilities are translated at the historical rate of the transaction;

·	Monetary assets and liabilities are translated at the exchange rate in effect at year-end;

·	Statement of income accounts are translated based on monthly average rate;

·	The cumulative effects of gains or losses upon translation of monetary assets and liabilities are recognized in the statement of income; and

·	The cumulative effects of gains or losses upon translation of non-monetary assets and liabilities are recognized in the other comprehensive income.

As a result of the Company’s organizational change, as disclosed in note 1.3 Corporate reorganization One Foods Holdings Ltd., the functional currency of some of the Company’s subsidiaries was changed for the year ended December 31, 2017, and treated in a prospective manner, as explained in IAS 21.

Goodwill arising from business combination with entities in foreign market is expressed in the functional currency of that entity and converted by the closing exchange rate for the reporting currency of the acquirer, with the effects recognized in other comprehensive income.

The accounting policies have been consistently applied by all subsidiaries included in consolidation.

3.3.	Investments: investments in associates and joint ventures are initially recognized at cost and adjusted thereafter for the equity method. In the investments in associates, the Company must have significant influence, which is the power to participate in the financial and operating policy decisions of the investee, without having its control or joint control of those policies. In investments in joint ventures there is a contractually agreed sharing of control through an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.

3.4.	Business combinations: are accounted for using the purchase method. The cost of an acquisition is the sum of the consideration paid, evaluated based on the fair value at acquisition date, and the amount of any non-controlling interests in the acquiree. For each business combination, the Company recognizes any non-controlling interest in the acquiree either at fair value or at the non-controlling interest’s proportionate share of the acquirer’s net assets. Costs directly attributable to the acquisition are accounted for as an expense when incurred (assets acquired and liabilities assumed, net).

When the investment has simply been moved from one part of the group to another, the acquirer in a common control transaction use book value (carry-over basis) accounting.

When acquiring a business, management evaluate the assets acquired and the liabilities assumed in order to classify and allocate them assessing the terms of the agreement, economic circumstances and other conditions at the acquisition date.

Goodwill is initially measured as the excess of the consideration paid over the fair value of the net assets acquired.

After initial recognition, goodwill is measured at cost, net of any accumulated impairment losses. For purposes of impairment testing, the goodwill recognized in a business combination, as from the acquisition date, is allocated to each of the Company’s cash generating units.

3.5.	Segment information: an operating segment is a component of the Company that carries out business activities from which it can obtain revenues and incur expenses. The operating segments reflect how the Company’s management reviews financial information to make decisions. The Company’s management has identified reportable segments, which meet the quantitative and qualitative disclosure requirements. The segments identified for disclosure represent mainly sales channels. The information according to the characteristics of the products is also presented, based on their nature, as follows: poultry, pork and others, processed and other sales.

3.6.	Cash and cash equivalents: include cash on hand, bank deposits and highly liquid investments in fixed-income funds and/or securities with maturities, upon acquisition, of 90 days or less, which are readily convertible into known amounts of cash and subject to insignificant risk of change in value. The investments classified in this group, due to their nature, are measured at fair value through the profit and loss.

3.7.	Financial instruments: financial assets and liabilities are recorded when the Company becomes party to the contractual provisions of the instruments and classified into the following categories: marketable securities, loans, receivables, derivatives and other.

3.7.1.	Marketable securities: are financial assets that comprise public and private fixed-income securities, classified and recorded based on the purpose for which they were acquired, in accordance with the following categories:

·	Trading securities: acquired for sale or repurchase in the short term, recorded at fair value with variations directly recorded in the statement of income for the year within interest income or expense;

·	Held to maturity: when the Company has the intention and ability to hold them up to maturity, investments are recorded at amortized cost, plus interest, monetary and exchange rate changes, when applicable, and recognized in the statement of income when incurred, within interest income or expense; and

·	Available for sale: this category is for the remaining securities that are not classified in any of the categories above, which are measured at fair value, with changes to fair value recorded in other comprehensive income while the asset is not realized, net of taxes. Interest and monetary and exchange variation, when applicable, are recognized in the statement of income when incurred within interest income or expense.

3.7.2.	Derivative financial instruments measured at fair value: are those actively traded on organized markets and OTC derivatives. Fair value is determined based on the amounts quoted on an active market at the balance sheet date or through models that utilize observable market inputs. These financial instruments are initially recognized at fair value and classified as derivative financial instruments, and the variation of the fair value is recognized in the statement of income.

3.7.3.	Hedge accounting transactions: the Company utilizes derivative and non-derivative financial instruments, to hedge the exposure to exchange rate and interest variations or to modify the characteristics of financial assets and liabilities and highly probable transactions, which are: (i) highly correlated to changes in the fair value of the item being hedged, both at inception and throughout the term of the contract (effectiveness between 80% and 125%); (ii) supported by documents that identify the transaction, the hedged risk, the risk management process and the methodology used to assess effectiveness; and (iii) considered effective in the mitigation of the risk associated with the hedged exposure. These transactions are accounted for in accordance with IAS 39.

Hedges that meet the criteria of hedge accounting are recorded as cash flow hedge, fair value hedge or hedge of foreign net investment, and the latter is not practiced by the Company.

In a cash flow hedge, the effective portion of the gain or loss on the hedging instrument is recognized as other comprehensive income, while the ineffective portion of the hedge is recognized immediately as financial income or expense.

The amounts recorded as other comprehensive income are immediately transferred to the statement of income when the hedged transaction affects the statement of income.

If the occurrence of the forecasted transaction or firm commitment is no longer expected, the amounts previously recognized in other comprehensive income are transferred to the statement of income. If the hedging instrument expires or is sold, terminated or exercised without replacement or rollover, or if its classification as a hedge is revoked, the gains or losses previously recognized remain recorded in other comprehensive income until the forecasted transaction or firm commitment affect the statement of income.

In a fair value hedge, the effective portion of the gain or loss on the hedging instrument is recognized into income statement at the same time as the hedge object’s fair value variation. When the hedge object is a firm commitment, the amount initially recorded of the asset or liability is adjusted with the gain or loss.

3.7.4.	Loans and receivables: these are financial assets with fixed or determinable payments. Such assets are initially recognized at fair value plus any attributable transaction costs. After initial recognition, loans and receivables are measured at amortized cost under the effective interest rate method, less any impairment losses.

3.7.5.	Financial liabilities non-derivatives: the liabilities are initially recognized at fair value deducted any transaction costs directly attributable. After initial recognition, these financial liabilities are measured at amortized cost using effective interest method.

3.8.	Adjustment to present value: the Company measures the adjustment to present value of outstanding balances of non-current trade accounts receivable, trade payables and other non-current liabilities, being recorded in accounts reducing their lines on the other hand financial result. The Company adopts the weighted average of the cost of funding to determine the adjustment to present value to those assets and liabilities, which corresponds to annual rate of 12.70% (14.30% p.a. on December 31, 2016).

3.9.	Trade accounts receivables and other receivables: are recorded at the invoiced amount and adjusted to present value, when applicable, net of allowance for doubtful accounts.

The Company adopts procedures and analysis to establish credit limits and substantially does not require collateral from customers. In the event of default, collection attempts are made, which include direct contact with customers and collection through third parties. Should these efforts prove unsuccessful, court measures are considered and the notes are reclassified to non-current assets at the same time an allowance is recognized. The notes are written-off from the allowance when management considers that they are not recoverable after taking all appropriate measures to collect them.

3.10.	Inventories: are evaluated at average acquisition or formation cost, not exceeding their net realizable value. The cost of finished products includes raw materials, labor, cost of production, transport and storage, which are related to all process needed to make the products ready for sale. Provisions for obsolescence, adjustments to net realizable value, impaired items and slow-moving inventories are recorded when necessary. Usual production losses are recorded and are an integral part of the production cost of the respective month, whereas abnormal losses, if any, are recorded as other operating expense.

3.11.	Biological assets: The consumables and production biological assets (live animals) and the forest are measured at their fair value, being applied the cost approach technique to live animals and market approach to the forest. In the determination of the live animal’s fair value, all the inherent losses to the production process were considered.

3.12.	Assets held for sale and discontinued operations: Such assets are measured at carrying amount or fair value less costs to sell, whichever is lower, and are not depreciated or amortized. Such items are only classified under this heading when the sale is highly probable and they are available for immediate sale under their current conditions.

The income statement and cash flows from discontinued operations are presented separately from those of continuing operations of the Company.

3.13.	Property, plant and equipment: stated at the cost of acquisition or construction, less accumulated depreciation and impairment losses, when applicable. The borrowing costs are capitalized as a component of construction in progress, pursuant to IAS 23, considering the weighted average interest rate of the Company’s debt at the capitalization date.

Depreciation is recognized based on the estimated economic useful life of each asset on a straight-line basis. The estimated useful life, residual values and depreciation methods are annually reviewed and the effects of any changes in estimates are accounted for prospectively. Land is not depreciated.

The Company annually performs an analysis of impairment indicators of property, plant and equipment. The recoverability of these assets was tested for impairment in 2017, and no adjustments were identified. The realization of the test involved the adoption of assumptions and judgments, as disclosed in note 18. In accordance with IAS 36, an impairment for loss for property, plant and equipment, is only recognized if the related cash-generating unit is devalued. Such condition is also applied if the asset’s recoverable amount is less than its carrying amount. The recoverable amount of asset or cash-generating unit is the greater of its value in use and its fair value less cost to sell.

Gains and losses on disposals of property, plant and equipment items are calculated by comparing the proceeds of the disposals with their net book values and recognized in the statement of income at the disposal date.

3.14.	Intangible assets: Intangible assets acquired are measured at cost at the time they are initially recognized. The cost of intangible assets acquired in a business combination corresponds to the fair value at the acquisition date. After initial recognition, intangible assets are presented at cost less accumulated amortization and impairment losses, when applicable. Internally-generated intangible assets, excluding development costs, are not capitalized but recognized in the statement of income as incurred.

The useful life of intangible assets is assessed as finite or indefinite.

Intangible assets with a finite life are amortized over the economic useful life and reviewed for impairment whenever there is an indication that their carrying values may be impaired. The amortization period and method for an intangible asset with a finite useful life are reviewed at least at the end of each fiscal year. The amortization of intangible assets with a finite useful life is recognized in the statement of income as an expense consistently with the economic useful life of the intangible asset.

Intangible assets with an indefinite useful life are not amortized, but are tested annually for impairment on an individual basis or at the cash generating unit level. The Company records goodwill and trademarks as intangibles assets with indefinite useful life.

Goodwill recoverability was tested for fiscal year 2017 and no impairment loss was identified. Such test involved the adoption of assumptions and judgments, disclosed in note 18.

3.15.	Income taxes: in Brazil, are comprised of corporate income tax (“IRPJ”) and social contribution tax (“CSLL”), which are calculated monthly on taxable income, at the rate of 15% plus 10% surtax for IRPJ, and of 9% for CSLL, considering the offset of tax loss carryforwards, up to the limit of 30% of annual taxable income.

The income from foreign subsidiaries is subject to taxation pursuant to the local tax rates and legislation. In Brazil, these incomes are taxed according to the Law 12.973/14, respecting the tax treaty signed by each country with Brazil in order to avoid double taxation.

Deferred taxes are recorded on IRPJ and CSLL tax losses, and on temporary differences between the tax basis and the carrying amount on assets and liabilities and classified as non-current assets, as required by IAS 01. When the Company’s analysis indicates that the realization of these credits is not probable, the deferred taxes are derecognized.

Deferred tax assets and liabilities are offset if a legally enforceable right exists to set off current tax assets against current tax liabilities and they relate to income taxes levied by the same tax authority on the same taxable entity. In the consolidated financial statements, the Company’s tax assets and liabilities can be offset against the tax assets and liabilities of the subsidiaries if, and only if, these entities have a legally enforceable right to make or receive a single net payment and intend to make or receive this net payment, or recover the assets and settle the liabilities simultaneously. Therefore, for presentation purposes, the balances of tax assets and tax liabilities are being disclosed separately.

Deferred tax assets and liabilities must be measured by enacted or substantially enacted rates that are expected to be applicable for the period when the assets are realized and liabilities settled.

3.16.	Accounts payable and trade accounts payable: are initially recognized at fair value plus any accrued charges, monetary and exchange variations incurred through the balance sheet date.

3.17.	Provision for tax, civil and labor risks and contingent liabilities: are established when the Company has a present obligation, formalized or not, as a result of a past event, it is probable that an outflow of resources will be required to settle the obligation and its amount can be reliably estimated.

The Company is part of various lawsuits, including, tax, labor and civil claims, mainly in Brazil. The assessment of the likelihood of an unfavorable outcome in these lawsuits includes the analysis of the available evidence, the hierarchy of the laws, available prior court decisions, as well as the most recent court decisions and their importance to the Brazilian legal system, as well as the opinion of external legal counsel. The provisions are reviewed and adjusted to reflect changes in the circumstances, such as the applicable statute of limitation, conclusions of tax inspections or additional exposures identified based on new claims or court decisions.

A contingent liabilities of business combinations are recognized if they arise from a present obligation that arose from past events and if their fair value can be measured reliably and subsequently are measured at the higher of:

·	the amount that would be recognized in accordance with the accounting policy for the provisions above that comply with IAS 37; or
·	the amount initially recognized less, if appropriate, cumulative amortization recognized in accordance with IAS 18.

As a result of the business combinations with Sadia, Avex and Dánica group the Company recognized contingent liabilities related to tax, civil and labor claims.

3.18.	Leases: lease transactions in which the risks and rewards of ownership are substantially transferred to the Company are classified as finance leases. When there is no significant transfer of the risks and rewards of ownership, lease transactions are classified as operating leases.

Finance lease agreements are recognized in property, plant and equipment and in liabilities at the lower of the present value of the minimum future payments of the agreement and the fair value of the asset, including, when applicable, the initial direct costs incurred in the transaction. The amounts recorded in property, plant and equipment are depreciated and the underlying interest is recorded in the statement of income in accordance with the terms of the lease agreement.

Operating lease agreements are recognized as straight-line expenses throughout the lease terms.

3.19.	Share based payments: the Company provides share based payments restricted stock for its executives, which are settled with Company shares. The Company adopts the provisions of IFRS 2, recognizing as an expense, on a straight-line basis, the fair value of the options granted, over the length of service required by the stock options plan or share, with a corresponding entry to equity. The accumulated expense recognized reflects the acquired vesting period and the Company's best estimate of the number of shares to be acquired.

The expense or income arising from the movement during the year is recognized in the statement of income under other operating expense or income. Expense is reversed/trued up in case of failure to satisfy a service vesting condition (forfeiture).

The effect of outstanding options is reflected as additional dilution in the calculation of diluted earnings per share.

3.20.	Pension and other post-employment plans: the Company sponsors four supplementary defined benefit and defined contribution plans, as well as other post-employment benefits, for which, an actuarial appraisal is annually prepared by an independent actuary and is reviewed by management. The cost of defined benefits is established separately for each plan using the projected unit credit method.

The measurements comprise the actuarial gains and losses, the effect of a limit on contributions and returns on plan assets, are recognized in the balance sheet with a contra entry in other comprehensive income when incurred. These measurements are not reclassified to statement of income in subsequent periods.

The Company recognizes the net defined benefit asset, when:

·       controls a resource and has the ability to use the surplus to generate future benefits;

·       the control is a result of past events; and

·       the future economic benefits are available to the Company in the form of a reduction in future contributions or a cash refund, either directly to the Company or indirectly to another deficitary plan. The asset ceiling is the present value of those future benefits.

The past service cost is recognized in the statement of income at the earliest of the following dates:

·	when the plan amendment or curtailment occurs, or

·	when the Company recognizes related restructuring costs.

The past service cost and net interest on net defined benefit liability or asset are recognized in the statement of income within other operating expense or income.

3.21.	Earnings (Losses) per share: basic earnings (losses) per share are calculated by dividing the net profit attributable to the holders of ordinary shares of the Company by (losses) the weighted average number of ordinary shares during the year. Diluted earnings per share are calculated by dividing the net profit (loss) attributable to the holders of ordinary shares of the Company by the weighted average number of ordinary shares during the year, plus the weighted average number of ordinary shares that would be issued when converting all dilutive potential ordinary shares into ordinary shares.

3.22.	Revenue recognition: revenues comprise the fair value of consideration received or receivable from the sale of products, net of taxes, returns, rebates and discounts.

Revenues are recognized when the sales value is reliably measurable and when the Company no longer has control over the goods sold, or otherwise any involvement related to the ownership, the costs incurred or to be incurred due to transaction can be reliably measured, it is probable that economic benefits will be received by the Company and the risks and benefits were fully transferred to the purchaser.

3.23.	Employee and management profit sharing: employees are entitled to profit sharing based on certain targets agreed upon on an annual basis, whereas directors are entitled to profit sharing based on the provisions of the bylaws, proposed by the Board of Directors and approved by the shareholders. The profit sharing amount is recognized in the statement of income for the period in which the targets are attained.

3.24.	Financial income and expenses: include interest earnings on amounts invested (including available for sale financial assets held to maturity, held for trading and cash and cash equivalents), dividend income (except for dividends received from equity investees), gains on disposal of available for sale financial assets, exchange rate variation on assets (situations in which there is a devaluation of the national currency against the currency of the asset in question), changes in fair value of financial assets measured at fair value through profit or loss, adjustment to present value (trade accounts receivable, notes receivable, short-term debt and trade accounts payable), gains and losses on hedging instruments that are recognized in income, interest on loans and financing and monetary variation on contingencies and tax credits. Interest income is recognized in earnings through the effective interest method.

3.25.	Grants and government assistance: government subsidies are recognized at fair value when there is reasonable assurance that the conditions established are met and related benefits will be received. The amounts recorded in the statement of income when excluded from the income tax and social contribution calculation basis are transferred in shareholders’ equity, as a reserve of tax incentives, unless there are accumulated losses.

3.26.	Dividends and interest on shareholders’ equity: the proposal for payment of dividends and interest on shareholders’ equity made by the Company’s Management, which is within the portion equivalent to the mandatory minimum dividend, is recorded in current liabilities, as a legal obligation provided for in the bylaws; on the other hand, the dividends that exceed the mandatory minimum dividend, declared by management before the end of the accounting period covered by the consolidated financial statements, not yet approved by the shareholders, is recorded as additional dividend proposed in shareholders’ equity.

For financial statement presentation purposes, interest on shareholders’ equity is stated as dividends directly in shareholders’ equity.

3.27.	Transactions and balances in foreign currency: the transactions in foreign currency are translated into the functional currency of the company using the exchange rates at the transaction date. Balances of monetary items denominated in foreign currency are translated using the exchange rates in effect at the balance sheet date or settlement, being the gains or losses on exchange rate variation recognized as financial result.

The exchange rates in Brazilian Reais effective at the balance sheet dates were as follows:

Exchange rate at the balance sheet date	12.31.17	12.31.16
Bath (THB)	0.1015	0.0911
Kwait Dinar (KWD)	10.9791	10.6751
Dirham (AED)	0.9006	0.8875
Singapore Dollar (SGD)	2.4753	2.2572
U.S. Dollar (US$ or USD)	3.3080	3.2591
Euro (€ or EUR)	3.9693	3.4384
Forint Hungary (HUF)	0.0128	0.0111
Yen (JPY)	0.0294	0.0279
Pound Sterling (£ or GBP)	4.4714	4.0364
Turkish Lira (TRY)	0.8752	0.9258
Argentine Peso ($ or ARS)	0.1755	0.2056
Chilean Peso (CLP)	0.0054	0.0049
Uruguayan Peso (UYU)	0.1149	0.1122
Rande Africa (ZAR)	0.2690	0.2379
Renminbi Yuan China (CNY)	0.5087	0.4695
Saudi Riyal (SAR)	0.8821	0.8689
Qatar Riyal (QAR)	0.9088	0.8951
Omani Riyal (OMR)	8.6011	8.4718
Ringgit Malaysia (MYR)	0.8180	0.7267
Ruble Russia (RUB)	0.0574	0.0534
Won South Korea (KRW)	0.0031	0.0027

Average rates
Bath (THB)	0.0942	0.0989
Kwait Dinar (KWD)	10.5318	11.5548
Dirham (AED)	0.8692	0.9503
Singapore Dollar (SGD)	2.3130	2.5261
U.S. Dollar (US$ or USD)	3.1920	3.4901
Euro (€ or EUR)	3.6071	3.8615
Forint Hungary (HUF)	0.0117	0.0124
Yen (JPY)	0.0285	0.0321
Pound Sterling (£ or GBP)	4.1150	4.7464
Turkish Lira (TRY)	0.8759	1.1593
Argentine Peso ($ or ARS)	0.1934	0.2373
Chilean Peso (CLP)	0.0049	0.0052
Uruguayan Peso (UYU)	0.1115	0.1158
Rande Africa (ZAR)	0.2401	0.2372
Renminbi Yuan China (CNY)	0.4726	0.5261
Saudi Riyal (SAR)	0.8512	0.9307
Qatar Riyal (QAR)	0.8727	0.9586
Omani Riyal (OMR)	8.2977	9.0721
Ringgit Malaysia (MYR)	0.7435	0.8433
Ruble Russia (RUB)	0.0548	0.0521
Won South Korea (KRW)	0.0028	0.0030

3.28.	Accounting judgments, estimates and assumptions: as mentioned in note 2, in the process of applying the Company’s accounting policies, management made the following judgments which have a material impact on the amounts recognized in the consolidated financial statements:

·       fair value of financial instruments (note 4);

·       impairment of non-financial assets (note 5 and 18);

·       measurement of fair value of items related to business combinations (note 6);

·       allowance for doubtful accounts (note 9);

·       net realizable value provision for inventories (note 10);

·       fair value of biological assets (note 11);

·       loss on the reduction of recoverable value of taxes (note 12 and 13);

·       useful lives of property, plant and equipment and intangible (note 17 and 18);

·       share-based payment transactions (note 24);

·       pension and post-employment plans (note 25);

·       provision for tax, civil and labor risks (note 26); e

·       definition of the moment when significant risks and rewards of ownership are transferred in recognizing revenue.

The Company reviews the estimates and underlying assumptions used in its accounting estimates on a quarterly basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised.